Accrued Liabilities (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Board compensation		$ 413	$ 413
Aggregate grant-date fair value	$ 100